FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Market Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Balance outstanding	$ 3,825	$ 6,205
Impact of 1% change in interest rates on finance costs	500	900
Hedge ineffectiveness	$ (319)	0	$ 0
Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	9.76%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	5.40%
PNC Term Loan [Member] | LIBOR [Member]. | Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	1.75%
PNC Term Loan [Member] | LIBOR [Member]. | Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	(0.50%)
Interest rate swap contract [member]
Disclosure of detailed information about borrowings [abstract]
Hedge ineffectiveness	$ 50
Interest rate swap contract [member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate swap notional value				$ 15,000
Balance outstanding				$ 15,000
Fair value	$ 200	$ 300